Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

11. Stock-Based Compensation

In February 2018, the Company adopted the 2018 Equity Incentive Plan (the “2018 Plan”), with 0.7 million shares available for future grant. Upon adoption of the 2018 Plan, no new stock options or awards are issuable under the Second Amended and Restated 2012 Stock Plan (the “2012 Plan”) or the 2015 Consultant Stock Plan (the “2015 Plan”). The 2018 Plan is the successor to and continuation of the 2012 Plan, as amended, and the 2015 Plan, and is administered with either stock options or restricted stock units. The 2018 Plan also provides for other types of equity to issue awards, which at this time the Company does not plan to utilize. The 2018 Plan was amended in March 2019 with 1.1 million shares available for future grant.

In December 2019, the Company adopted the Second Amended and Restated 2018 Equity Incentive Plan, which increased the number of shares available for future grant to 2.7 million shares. On March 4, 2020, the Board of Directors adopted the Third Amended and Restated 2018 Equity Incentive Plan (the “2018 Third Amended Plan”), which increased the number of shares available for future grant to a total of 7.6 million shares and was approved by stockholders on March 5, 2020. The Board of Directors administers the plans.

In January 2020, the Board of Directors approved the modification of the exercise price of certain outstanding stock options under the existing incentive plans. As a result of this modification, an additional stock-based compensation expense of $0.9 million is being recognized over the remaining vesting period for the unvested stock options.

Activity under the 2012 Plan, the 2015 Plan, and the 2018 Third Amended Plan for the nine months ended September 30, 2020, is set forth below (in thousands, except share and per share data):

	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balance at December 31, 2019	2,561,866	$9.01
Options granted	1,757,170	10.23
Options exercised	(505,852)	1.14
Options forfeited/cancelled	(281,607)	11.31

Balance at September 30, 2020	3,531,577	$9.01	7.67	$3,965

Vested and expected to vest at September 30, 2020	3,531,577	$9.01	7.64	$3,965

Vested and exercisable at September 30, 2020	1,674,215	$7.98	5.81	$3,744

As of September 30, 2020, the number of shares available for grant under the 2018 Third Amended Plan was 4,109,953.

The Company uses the Black-Scholes option pricing model to estimate the fair value of each option grant on the date of grant or any other measurement date. The following table sets forth the assumptions used to determine the fair value of stock options granted during the nine months ended September 30, 2020:

Nine Months Ended September 30, 2020
Risk-free interest rate	0.4% – 1.7%
Expected volatility	57.0% – 71.0%
Expected dividend yield	—
Expected life (years)	4.0 – 6.3 years

The following table presents total stock-based compensation expense included in each functional line item in the accompanying condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Cost of sales	$311	$59	$749	$161
Research and development	815	216	2,327	598
Selling and marketing	444	128	1,329	379
General and administrative	1,804	228	4,050	645

Total stock-based compensation expense	$3,374	$631	$8,455	$1,783

The weighted-average grant date fair value of options granted during the nine months ended September 30, 2020 and 2019 was $6.51 per option and $7.42 per option, respectively. At September 30, 2020 and December 31, 2019, there was $12.2 million and $4.1 million, respectively, of compensation cost related to unvested stock options expected to be recognized over a remaining weighted average vesting period of 3.01 years and 2.69 years, respectively.

11. Stock-based Compensation

On February 22, 2018, the Company adopted the 2018 Equity Incentive Plan (the “2018 Plan”), with 0.7 million shares available for future grant. Upon adoption of the 2018 Plan, no new stock options are issuable under the Second Amended and Restated 2012 Stock Plan (the “2012 Plan”) or the 2015 Consultant Stock Plan (the “2015 Plan”). The 2018 Plan is the successor to and continuation of the 2012 Plan, as amended, and the 2015 Plan, and is administered with either stock options or restricted stock units. The 2018 Plan also provides for other types of equity to issue awards, which at this time the Company does not plan to utilize. The 2018 Plan was amended in March 2019 (the “2018 Amended Plan”) with 1.1 million shares available for future grant.

On December 5, 2019, the Company adopted the Second Amended and Restated 2018 Equity Incentive Plan (the “2018 Second Amended Plan”), which increased the shares available for future grant to 2.7 million. The Board of Directors administers the plans.

Activity under the 2012 Plan, the 2015 Plan, and the 2018 Second Amended Plan for the year ended December 31, 2019 is set forth below (in thousands, except share and per share data):

	Stock Options Outstanding	Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2018	2,537,299	$7.21
Awards authorized	—
Options granted	518,631	14.08
Options exercised	(338,834)	1.62
Options forfeited	(131,765)	15.46
Options expired	(23,465)	12.35

Balance at December 31, 2019	2,561,866	$9.01	5.78	$8,705

Vested and exercisable at December 31, 2019	1,894,193	$6.89	4.69	$8,705

Vested and expected to vest at December 31, 2019	2,475,261	$8.81	5.66	$8,705

Options available for grant totaled 1,717,817 at December 31, 2019.

Determining Fair Value of Stock Options—Summary of Assumptions

The Company uses the Black-Scholes option pricing model to estimate the fair value of each option grant on the date of grant or any other measurement date. The following table sets forth the assumptions used to determine the fair value of stock options:

Year Ended December 31, 2019
Risk-free interest rate	1.4% - 2.4%
Expected volatility	57.0% - 71.0%
Expected dividend yield	—
Expected term (in years)	6.25 years

For the years ended December 31, 2018 and 2019, the following table presents total stock-based compensation expense in each functional line item on the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2018	2019
Cost of sales	$731	$207
Research and development	682	851
Selling and marketing	940	501
General and administrative	1,150	816

Total stock-based compensation expense	$3,503	$2,375

The weighted-average grant date fair value of options granted during the years ended December 31, 2018 and 2019 was $9.82 per option and $7.35 per option, respectively. At December 31, 2018 and 2019, there was $3.6 million and $4.1 million, respectively, unrecognized compensation cost related to unvested stock options, which are expected to be recognized over a remaining weighted average vesting period of 2.57 years and 2.69 years, respectively.